Long-Lived Assets (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Long Lived Assets (Textual)
Impairment of assets	$ 0	$ 33,302
Impairment of trademark cost	$ 3,699